Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Hennessy Funds Trust
Entity Central Index Key	0000891944
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Hennessy Cornerstone Growth Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Cornerstone Growth Fund
Class Name	Investor Class
Trading Symbol	HFCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Cornerstone Growth Fund – Investor Class (the “Fund”) for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents . You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com .
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$161	1.29%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2024, the Fund outperformed both the Russell 2000® Index (the Fund’s primary benchmark) and the S&P 500® Index.

Factors Influencing Performance

● Holdings in the Industrials, Information Technology, and Energy sectors contributed the most to performance.● Holdings in the Financials, Health Care, and Real Estate sectors detracted the most from performance.● Stocks that contributed most to performance included Super Micro Computer, Inc., Modine Manufacturing Co., and Sprouts Farmers Market, Inc.● Stocks that detracted most from performance included Koppers Holdings Inc., Stellantis N.V., and Dave & Buster’s Entertainment, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2024

	1 Year	5 Year	10 Year
Hennessy Cornerstone Growth Fund	49.17%	19.55%	10.65%
Russell 2000® Index	34.07%	8.50%	7.94%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 511,430,886
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 2,550,903
Investment Company, Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size	$511,430,886
Number of Holdings	50
Annual Portfolio Turnover	94%
Total Advisory Fee	$2,550,903

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Cornerstone Growth Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Cornerstone Growth Fund
Class Name	Institutional Class
Trading Symbol	HICGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Cornerstone Growth Fund – Institutional Class (the “Fund”) for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$121	0.97%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2024, the Fund outperformed both the Russell 2000® Index (the Fund’s primary benchmark) and the S&P 500® Index.

Factors Influencing Performance

● Holdings in the Industrials, Information Technology, and Energy sectors contributed the most to performance.● Holdings in the Financials, Health Care, and Real Estate sectors detracted the most from performance.● Stocks that contributed most to performance included Super Micro Computer, Inc., Modine Manufacturing Co., and Sprouts Farmers Market, Inc.● Stocks that detracted most from performance included Koppers Holdings Inc., Stellantis N.V., and Dave & Buster’s Entertainment, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $250,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2024

	1 Year	5 Year	10 Year
Hennessy Cornerstone Growth Fund	49.64%	19.93%	11.00%
Russell 2000® Index	34.07%	8.50%	7.94%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 511,430,886
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 2,550,903
Investment Company, Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size	$511,430,886
Number of Holdings	50
Annual Portfolio Turnover	94%
Total Advisory Fee	$2,550,903

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Focus Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Focus Fund
Class Name	Investor Class
Trading Symbol	HFCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Focus Fund – Investor Class (the “Fund”) for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 orfundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$177	1.49%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2024, the Fund slightly outperformed the Russell 3000® Index (the Fund’s primary benchmark) and slightly underperformed the Russell Midcap® Growth Index.

Investment Strategy

We implement the Fund’s strategy through a concentrated portfolio of approximately 25 companies that we believe are high-quality businesses with large growth opportunities, excellent management, low tail risk, and discount valuations. We invest with a long-term time horizon and encourage shareholders to do the same. Periods can be influenced by many transitory issues unrelated to the growth in the intrinsic value of the Fund’s holdings.

Factors Influencing Performance

The biggest contributors to the Fund’s performance relative to the Russell 3000® Index were stock selection in the Communication Services sector, the Fund’s overweighting to the Financials sector, and the Fund’s underweighting to the Health Care sector. The biggest contributors to the Fund’s performance relative to the Russell Midcap® Growth Index were the Fund’s overweighting to the Communication Services sector and the Fund’s underweighting to the Consumer Staples and Health Care sectors.On an individual stock basis, the leading contributors to the Fund’s performance were AST SpaceMobile, Inc. (up 619%), Brookfield Corp. (up 83%), and Applied Materials, Inc. (up 38%).The biggest detractors from the Fund’s performance relative to the Russell 3000® Index were stock selection in the Information Technology and Financials sectors and the Fund’s underweighting to the Informational Technology sector. The biggest detractors from the Fund’s performance relative to the Russell Midcap® Growth Index were stock selection in the Information Technology, Real Estate, and Financials sectors.On an individual stock basis, the leading detractors from the Fund’s performance were Shenandoah Telecommunications Co. (down 41%), Floor & Decor Holdings, Inc. (down 5% since the Fund’s purchase), and CDW Corp. (down 5%).

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2024

	1 Year	5 Year	10 Year
Hennessy Focus Fund	37.93%	8.66%	9.32%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell Midcap® Growth Index	38.67%	11.46%	11.19%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 674,729,060
Holdings Count | Holdings	23
Advisory Fees Paid, Amount	$ 5,881,996
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size	$674,729,060
Number of Holdings	23
Annual Portfolio Turnover	10%
Total Advisory Fee	$5,881,996

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Focus Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Focus Fund
Class Name	Institutional Class
Trading Symbol	HFCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Focus Fund – Institutional Class (the “Fund”) for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 orfundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$132	1.11%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2024, the Fund slightly outperformed the Russell 3000® Index (the Fund’s primary benchmark) and slightly underperformed the Russell Midcap® Growth Index.

Investment Strategy

We implement the Fund’s strategy through a concentrated portfolio of approximately 25 companies that we believe are high-quality businesses with large growth opportunities, excellent management, low tail risk, and discount valuations. We invest with a long-term time horizon and encourage shareholders to do the same. Periods can be influenced by many transitory issues unrelated to the growth in the intrinsic value of the Fund’s holdings.

Factors Influencing Performance

The biggest contributors to the Fund’s performance relative to the Russell 3000® Index were stock selection in the Communication Services sector, the Fund’s overweighting to the Financials sector, and the Fund’s underweighting to the Health Care sector. The biggest contributors to the Fund’s performance relative to the Russell Midcap® Growth Index were the Fund’s overweighting to the Communication Services sector and the Fund’s underweighting to the Consumer Staples and Health Care sectors.On an individual stock basis, the leading contributors to the Fund’s performance were AST SpaceMobile, Inc. (up 619%), Brookfield Corp. (up 83%), and Applied Materials, Inc. (up 38%).The biggest detractors from the Fund’s performance relative to the Russell 3000® Index were stock selection in the Information Technology and Financials sectors and the Fund’s underweighting to the Informational Technology sector. The biggest detractors from the Fund’s performance relative to the Russell Midcap® Growth Index were stock selection in the Information Technology, Real Estate, and Financials sectors.On an individual stock basis, the leading detractors from the Fund’s performance were Shenandoah Telecommunications Co. (down 41%), Floor & Decor Holdings, Inc. (down 5% since the Fund’s purchase), and CDW Corp. (down 5%).

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $250,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2024

	1 Year	5 Year	10 Year
Hennessy Focus Fund	38.44%	9.06%	9.72%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell Midcap® Growth Index	38.67%	11.46%	11.19%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 674,729,060
Holdings Count | Holdings	23
Advisory Fees Paid, Amount	$ 5,881,996
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size	$674,729,060
Number of Holdings	23
Annual Portfolio Turnover	10%
Total Advisory Fee	$5,881,996

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Cornerstone Mid Cap 30 Fund
Class Name	Investor Class
Trading Symbol	HFMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Cornerstone Mid Cap 30 Fund – Investor Class (the “Fund”) for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$169	1.33%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2024, the Fund outperformed both the Russell Midcap® Index (the Fund’s primary benchmark) and the S&P 500® Index.

Factors Influencing Performance

● Holdings in the Consumer Discretionary, Industrials, and Consumer Staples sectors contributed the most to performance.● Holdings in the Financials, Information Technology, and Real Estate sectors detracted the most from performance.● Stocks that contributed most to performance included Modine Manufacturing Co., Sprouts Farmers Market, Inc., and Abercrombie & Fitch Co.● Stocks that detracted most from performance included Par Pacific Holdings, Inc., PBF Energy, Inc., and Insight Enterprises, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2024

	1 Year	5 Year	10 Year
Hennessy Cornerstone Mid Cap 30 Fund	54.22%	24.52%	12.91%
Russell Midcap® Index	35.39%	10.94%	9.80%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,597,111,530
Holdings Count | Holdings	59	[1]
Advisory Fees Paid, Amount	$ 7,873,052
Investment Company, Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of October 31, 2024)

Fund Size	$1,597,111,530
Number of Holdings	59¹
Annual Portfolio Turnover	94%
Total Advisory Fee	$7,873,052

¹	Due to the timing of the Fund's annual rebalance, the Fund held more than 30 securities at year end.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Cornerstone Mid Cap 30 Fund
Class Name	Institutional Class
Trading Symbol	HIMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Cornerstone Mid Cap 30 Fund – Institutional Class (the “Fund”) for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$121	0.95%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2024, the Fund outperformed both the Russell Midcap® Index (the Fund’s primary benchmark) and the S&P 500® Index.

Factors Influencing Performance

● Holdings in the Consumer Discretionary, Industrials, and Consumer Staples sectors contributed the most to performance.● Holdings in the Financials, Information Technology, and Real Estate sectors detracted the most from performance.● Stocks that contributed most to performance included Modine Manufacturing Co., Sprouts Farmers Market, Inc., and Abercrombie & Fitch Co.● Stocks that detracted most from performance included Par Pacific Holdings, Inc., PBF Energy, Inc., and Insight Enterprises, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $250,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2024

	1 Year	5 Year	10 Year
Hennessy Cornerstone Mid Cap 30 Fund	54.74%	24.97%	13.31%
Russell Midcap® Index	35.39%	10.94%	9.80%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,597,111,530
Holdings Count | Holdings	59	[2]
Advisory Fees Paid, Amount	$ 7,873,052
Investment Company, Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of October 31, 2024)

Fund Size	$1,597,111,530
Number of Holdings	59¹
Annual Portfolio Turnover	94%
Total Advisory Fee	$7,873,052

¹	Due to the timing of the Fund's annual rebalance, the Fund held more than 30 securities at year end.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Cornerstone Large Growth Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Cornerstone Large Growth Fund
Class Name	Investor Class
Trading Symbol	HFLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Cornerstone Large Growth Fund – Investor Class (the “Fund”) for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$142	1.27%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2024, the Fund underperformed both the Russell 1000® Index (the Fund’s primary benchmark) and the S&P 500® Index.

Factors Influencing Performance

● Holdings in the Consumer Discretionary, Industrials, and Materials sectors contributed the most to performance.● Holdings in the Information Technology, Financials, and Communications Services sectors detracted the most from performance.● Stocks that contributed most to performance included Dell Technologies Inc., Pulte Group, Inc., and Builders FirstSource, Inc.● Stocks that detracted most from performance included Dollar General Corp., Lamb Weston Holdings, Inc., and APA Corp.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2024

	1 Year	5 Year	10 Year
Hennessy Cornerstone Large Growth Fund	23.34%	11.59%	9.29%
Russell 1000® Index	38.07%	15.00%	12.75%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 145,162,717
Holdings Count | Holdings	51
Advisory Fees Paid, Amount	$ 1,084,833
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size	$145,162,717
Number of Holdings	51
Annual Portfolio Turnover	54%
Total Advisory Fee	$1,084,833

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Cornerstone Large Growth Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Cornerstone Large Growth Fund
Class Name	Institutional Class
Trading Symbol	HILGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Cornerstone Large Growth Fund – Institutional Class (the “Fund”) for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$112	1.00%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2024, the Fund underperformed both the Russell 1000® Index (the Fund’s primary benchmark) and the S&P 500® Index.

Factors Influencing Performance

● Holdings in the Consumer Discretionary, Industrials, and Materials sectors contributed the most to performance.● Holdings in the Information Technology, Financials, and Communications Services sectors detracted the most from performance.● Stocks that contributed most to performance included Dell Technologies Inc., Pulte Group, Inc., and Builders FirstSource, Inc.● Stocks that detracted most from performance included Dollar General Corp., Lamb Weston Holdings, Inc., and APA Corp.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $250,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2024

	1 Year	5 Year	10 Year
Hennessy Cornerstone Large Growth Fund	23.62%	11.90%	9.57%
Russell 1000® Index	38.07%	15.00%	12.75%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 145,162,717
Holdings Count | Holdings	51
Advisory Fees Paid, Amount	$ 1,084,833
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size	$145,162,717
Number of Holdings	51
Annual Portfolio Turnover	54%
Total Advisory Fee	$1,084,833

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Cornerstone Value Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Cornerstone Value Fund
Class Name	Investor Class
Trading Symbol	HFCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Cornerstone Value Fund – Investor Class (the “Fund”) for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 orfundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$136	1.22%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2024, the Fund underperformed both the Russell 1000® Value Index (the Fund’s primary benchmark) and the S&P 500® Index.

Factors Influencing Performance

● Holdings in the Consumer Staples, Energy, and Communication Services sectors contributed the most to performance.● Holdings in Industrials, Utilities, and Real Estate sectors detracted the most from performance.● Stocks that contributed most to performance included Manulife Financial Corp., Wells Fargo & Co., and JPMorgan Chase & Co.● Stocks that detracted most from performance included Equinor ASA, BP PLC, and CVS Health Corp.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2024

	1 Year	5 Year	10 Year
Hennessy Cornerstone Value Fund	23.38%	10.20%	8.28%
Russell 1000® Value Index	30.98%	10.14%	8.87%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 281,962,897
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 2,022,870
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size	$281,962,897
Number of Holdings	50
Annual Portfolio Turnover	22%
Total Advisory Fee	$2,022,870

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Cornerstone Value Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Cornerstone Value Fund
Class Name	Institutional Class
Trading Symbol	HICVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Cornerstone Value Fund – Institutional Class (the “Fund”) for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$110	0.98%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2024, the Fund underperformed both the Russell 1000® Value Index (the Fund’s primary benchmark) and the S&P 500® Index.

Factors Influencing Performance

● Holdings in the Consumer Staples, Energy, and Communication Services sectors contributed the most to performance.● Holdings in Industrials, Utilities, and Real Estate sectors detracted the most from performance.● Stocks that contributed most to performance included Manulife Financial Corp., Wells Fargo & Co., and JPMorgan Chase & Co.● Stocks that detracted most from performance included Equinor ASA, BP PLC, and CVS Health Corp.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $250,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2024

	1 Year	5 Year	10 Year
Hennessy Cornerstone Value Fund	23.66%	10.44%	8.51%
Russell 1000® Value	30.98%	10.14%	8.87%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 281,962,897
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 2,022,870
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size	$281,962,897
Number of Holdings	50
Annual Portfolio Turnover	22%
Total Advisory Fee	$2,022,870

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Total Return Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Total Return Fund
Class Name	Investor Class
Trading Symbol	HDOGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Total Return Fund – Investor Class (the “Fund”) for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 orfundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$390	3.62%

Expenses Paid, Amount	$ 390
Expense Ratio, Percent	3.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2024, the Fund underperformed both the 75/25 Blended DJIA/Treasury Index (the Fund’s primary benchmark) and the Dow Jones Industrial Average.

Factors Influencing Performance

● Holdings in the Information Technology, Industrials, and Financials sectors contributed the most to performance.● Holdings in the Consumer Staples sector detracted from performance.● Stocks that contributed most to performance included 3M Company, International Business Machines Corporation, and The Goldman Sachs Group, Inc.● Stocks that detracted most from performance included Walgreens Boots Alliance, Inc., Solventum Corporation, and Merck & Co., Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2024

	1 Year	5 Year	10 Year
Hennessy Total Return Fund	15.52%	4.61%	5.75%
75/25 Blended DJIA/Treasury Index	22.72%	9.38%	9.32%
Dow Jones Industrial Average	28.85%	11.37%	11.65%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 49,044,336
Holdings Count | Holdings	15
Advisory Fees Paid, Amount	$ 299,567
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size	$49,044,336
Number of Holdings	15
Annual Portfolio Turnover	32%
Total Advisory Fee	$299,567

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Equity and Income Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Equity and Income Fund
Class Name	Investor Class
Trading Symbol	HEIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Equity and Income Fund – Investor Class (the “Fund”) for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 orfundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$171	1.55%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2024, the Fund underperformed the S&P 500® Index.

Factors Influencing Performance

Equities: The positive returns of the Fund’s equity allocation reflected solid overall economic growth, decelerating inflation, and a strong labor market. Headwinds to the Fund’s relative performance included less exposure to growth, momentum, and volatility factors and greater relative exposure to quality and shareholder yield factors. The concentration of the S&P 500® Index in a few holdings made relative performance challenging. The absolute return of the Fund’s equity allocation lagged the strong return of the broader market. The Fund’s focus on downside protection typically results in lower upside participation in rising markets and greater downside protection in declining markets.Fixed Income: The majority of the performance of the Fund’s fixed income allocation was attributed to two primary factors. The largest contributor to performance was sector allocation. The Fund held an overweight position in investment-grade corporate bonds, a sector that tightened generally by 45 basis points over the period. The second driver of performance was the result of active duration management decisions made throughout the year. Specifically, the Fund’s duration was extended as interest rates approached the highs of the year in April 2024. This strategy enabled the Fund to capitalize on several months of subsequent rate decreases before the portfolio was repositioned to a neutral duration in mid-August 2024. The strategic timing of this adjustment added value for shareholders.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $10,000 Investment
Average Annual Return [Table Text Block]	Average Annual Total Returns for Periods Ended October 31, 2024
	1 Year	5 Year	10 Year
Hennessy Equity and Income Fund	20.43%	6.54%	5.93%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 59,525,606
Holdings Count | Holdings	85
Advisory Fees Paid, Amount	$ 521,187
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size	$59,525,606
Number of Holdings	85
Annual Portfolio Turnover	15%
Total Advisory Fee	$521,187

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Equity and Income Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Equity and Income Fund
Class Name	Institutional Class
Trading Symbol	HEIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Equity and Income Fund – Institutional Class (the “Fund”) for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$130	1.18%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2024, the Fund underperformed the S&P 500® Index.

Factors Influencing Performance

Equities: The positive returns of the Fund’s equity allocation reflected solid overall economic growth, decelerating inflation, and a strong labor market. Headwinds to the Fund’s relative performance included less exposure to growth, momentum, and volatility factors and greater relative exposure to quality and shareholder yield factors. The concentration of the S&P 500® Index in a few holdings made relative performance challenging. The absolute return of the Fund’s equity allocation lagged the strong return of the broader market. The Fund’s focus on downside protection typically results in lower upside participation in rising markets and greater downside protection in declining markets.Fixed Income: The majority of the performance of the Fund’s fixed income allocation was attributed to two primary factors. The largest contributor to performance was sector allocation. The Fund held an overweight position in investment-grade corporate bonds, a sector that tightened generally by 45 basis points over the period. The second driver of performance was the result of active duration management decisions made throughout the year. Specifically, the Fund’s duration was extended as interest rates approached the highs of the year in April 2024. This strategy enabled the Fund to capitalize on several months of subsequent rate decreases before the portfolio was repositioned to a neutral duration in mid-August 2024. The strategic timing of this adjustment added value for shareholders.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $250,000 Investment
Average Annual Return [Table Text Block]	Average Annual Total Returns for Periods Ended October 31, 2024
	1 Year	5 Year	10 Year
Hennessy Equity and Income Fund	20.85%	6.93%	s6.33%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 59,525,606
Holdings Count | Holdings	85
Advisory Fees Paid, Amount	$ 521,187
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size	$59,525,606
Number of Holdings	85
Annual Portfolio Turnover	15%
Total Advisory Fee	$521,187

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Balanced Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Balanced Fund
Class Name	Investor Class
Trading Symbol	HBFBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Balanced Fund – Investor Class (the “Fund”) for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 orfundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$192	1.82%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2024, the Fund underperformed both the 50/50 Blended DJIA/Treasury Index (the Fund’s primary benchmark) and the Dow Jones Industrial Average.

Factors Influencing Performance

● Holdings in the Industrials, Information Technology, and Financials sectors contributed the most to performance.● Holdings in the Consumer Staples sector detracted from performance.● Stocks that contributed most to performance included 3M Company, The Goldman Sachs Group, Inc., and International Business Machines Corporation.● Stocks that detracted most from performance included Walgreens Boots Alliance, Inc., Merck & Co., Inc., and Solventum Corporation.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2024

	1 Year	5 Year	10 Year
Hennessy Balanced Fund	11.47%	3.13%	3.98%
50/50 Blended DJIA/Treasury Index	16.82%	7.00%	6.81%
Dow Jones Industrial Average	28.85%	11.37%	11.65%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 12,711,042
Holdings Count | Holdings	16
Advisory Fees Paid, Amount	$ 79,916
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size	$12,711,042
Number of Holdings	16
Annual Portfolio Turnover	57%
Total Advisory Fee	$79,916

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Energy Transition Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Energy Transition Fund
Class Name	Investor Class
Trading Symbol	HNRGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Energy Transition Fund – Investor Class (the “Fund”) for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 orfundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$252	2.44%

Expenses Paid, Amount	$ 252
Expense Ratio, Percent	2.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2024, the Fund underperformed both the S&P 500® Energy Index (the Fund’s primary benchmark) and the S&P 500® Index.

Factors Influencing Performance

● Holdings in Utilities, Materials, and small-capitalization Oilfield Services companies contributed the most to performance.● Holdings in large-capitalization Oilfield Services companies detracted the most from performance.● Stocks that contributed most to performance included Solaris Energy Infrastructure, Inc., NextEra Energy, Inc. and Freeport-McMoRan, Inc.● Stocks that detracted most from performance included Haliburton Co., Schlumberger N.V., and NOV, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2024

	1 Year	5 Year	10 Year
Hennessy Energy Transition Fund	6.85%	15.89%	3.31%
S&P 500® Energy Index	8.09%	14.61%	4.37%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 14,612,549
Holdings Count | Holdings	24
Advisory Fees Paid, Amount	$ 193,777
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size	$14,612,549
Number of Holdings	24
Annual Portfolio Turnover	14%
Total Advisory Fee	$193,777

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Energy Transition Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Energy Transition Fund
Class Name	Institutional Class
Trading Symbol	HNRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Energy Transition Fund – Institutional Class (the “Fund”) for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$219	2.11%

Expenses Paid, Amount	$ 219
Expense Ratio, Percent	2.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2024, the Fund underperformed both the S&P 500® Energy Index (the Fund’s primary benchmark) and the S&P 500® Index.

Factors Influencing Performance

● Holdings in Utilities, Materials, and small-capitalization Oilfield Services companies contributed the most to performance.● Holdings in large-capitalization Oilfield Services companies detracted the most from performance.● Stocks that contributed most to performance included Solaris Energy Infrastructure, Inc., NextEra Energy, Inc. and Freeport-McMoRan, Inc.● Stocks that detracted most from performance included Haliburton Co., Schlumberger N.V., and NOV, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $250,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2024

	1 Year	5 Year	10 Year
Hennessy Energy Transition Fund	7.21%	16.24%	3.61%
S&P 500® Energy Index	8.09%	14.61%	4.37%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 14,612,549
Holdings Count | Holdings	24
Advisory Fees Paid, Amount	$ 193,777
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size	$14,612,549
Number of Holdings	24
Annual Portfolio Turnover	14%
Total Advisory Fee	$193,777

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Midstream Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Midstream Fund
Class Name	Investor Class
Trading Symbol	HMSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Midstream Fund – Investor Class (the “Fund”) for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 orfundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$201	1.75%

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2024, the Fund underperformed both the Alerian US Midstream Energy Index (the Fund’s primary benchmark) and the S&P 500® Index.

Factors Influencing Performance

● Holdings in large-capitalization hydrocarbon processing and transportation companies structured as master limited partnerships and C-corp. companies contributed the most to performance.● Holdings in the natural gas transportation-oriented master limited partnerships and natural gas liquid processing C-corp. structured companies detracted the most from performance.● Stocks that contributed most to performance included Energy Transfer, LP, ONEOK, Inc., and MPLX, LP.● Stocks that detracted most from performance included Cheniere Energy Partners, LP and EnLink Midstream, LLC.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2024

	1 Year	5 Year	10 Year
Hennessy Midstream Fund	24.81%	13.22%	2.35%
Alerian US Midstream Energy Index	44.33%	19.35%	5.94%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 67,303,172
Holdings Count | Holdings	17
Advisory Fees Paid, Amount	$ 686,633
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size	$67,303,172
Number of Holdings	17
Annual Portfolio Turnover	6%
Total Advisory Fee	$686,633

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Midstream Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Midstream Fund
Class Name	Institutional Class
Trading Symbol	HMSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Midstream Fund – Institutional Class (the “Fund”) for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 orfundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$169	1.50%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2024, the Fund underperformed both the Alerian US Midstream Energy Index (the Fund’s primary benchmark) and the S&P 500® Index.

Factors Influencing Performance

● Holdings in large-capitalization hydrocarbon processing and transportation companies structured as master limited partnerships and C-corp. companies contributed the most to performance.● Holdings in the natural gas transportation-oriented master limited partnerships and natural gas liquid processing C-corp. structured companies detracted the most from performance.● Stocks that contributed most to performance included Energy Transfer, LP, ONEOK, Inc., and MPLX, LP.● Stocks that detracted most from performance included Cheniere Energy Partners, LP and EnLink Midstream, LLC.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $250,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2024

	1 Year	5 Year	10 Year
Hennessy Midstream Fund	25.30%	13.53%	2.62%
Alerian US Midstream Energy Index	44.33%	19.35%	5.94%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 67,303,172
Holdings Count | Holdings	17
Advisory Fees Paid, Amount	$ 686,633
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size	$67,303,172
Number of Holdings	17
Annual Portfolio Turnover	6%
Total Advisory Fee	$686,633

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Gas Utility Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Gas Utility Fund
Class Name	Investor Class
Trading Symbol	GASFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Gas Utility Fund – Investor Class (the “Fund”) for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 orfundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$114	0.99%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2024, the Fund slightly underperformed the AGA Stock Index (the Fund’s primary benchmark) and significantly underperformed the S&P 500® Index.

Factors Influencing Performance

● Holdings in the Oil & Gas Storage & Transportation industry and Multi-Utilities contributed the most to performance.● Exposure to Oil & Gas Exploration & Production sectors detracted from performance.● Stocks that contributed the most to performance included Kinder Morgan Inc., TC Energy Corp., and ONEOK, Inc.● Only EQT Corp. detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2024

	1 Year	5 Year	10 Year
Hennessy Gas Utility Fund	30.34%	7.43%	6.01%
AGA Stock Index	30.88%	8.35%	7.11%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 477,829,775
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 1,785,847
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size	$477,829,775
Number of Holdings	49
Annual Portfolio Turnover	13%
Total Advisory Fee	$1,785,847

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Gas Utility Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Gas Utility Fund
Class Name	Institutional Class
Trading Symbol	HGASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Gas Utility Fund – Institutional Class (the “Fund”) for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 orfundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$80	0.69%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2024, the Fund slightly underperformed the AGA Stock Index (the Fund’s primary benchmark) and significantly underperformed the S&P 500® Index.

Factors Influencing Performance

● Holdings in the Oil & Gas Storage & Transportation industry and Multi-Utilities contributed the most to performance.● Exposure to Oil & Gas Exploration & Production sectors detracted from performance.● Stocks that contributed the most to performance included Kinder Morgan Inc., TC Energy Corp., and ONEOK, Inc.● Only EQT Corp. detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $250,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2024

	1 Year	5 Year	10 Year
Hennessy Gas Utility Fund	30.74%	7.77%	6.27%
AGA Stock Index	30.88%	8.35%	7.11%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 477,829,775
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 1,785,847
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size	$477,829,775
Number of Holdings	49
Annual Portfolio Turnover	13%
Total Advisory Fee	$1,785,847

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Japan Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Japan Fund
Class Name	Investor Class
Trading Symbol	HJPNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Japan Fund – Investor Class (the “Fund”) for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 orfundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$164	1.42%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one year period ended October 31, 2024, the Fund outperformed both the Russell/Nomura Total Market™ Index (the Fund’s primary benchmark) and the Tokyo Stock Price Index (TOPIX).

Factors Influencing Performance

Exposure to Financial and Industrial sectors contributed positively, while exposure to the Communication Service sector detracted from the Fund’s performance. Positive contributions were led by Insurance companies such as MS&AD Insurance Group Holdings, Inc., Tokio Marine Holdings, Inc., and Sompo Holdings, Inc. With pressure from the Japanese Financial Services Agency, these insurers have adopted plans for divesting certain strategic equity holdings, which has been positively received by the market. We believe that corporate governance reforms remain the biggest driver of the Japanese stock market.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2024

	1 Year	5 Year	10 Year
Hennessy Japan Fund	31.08%	4.50%	7.85%
Russell/Nomura Total Market™ Index	21.52%	5.54%	6.52%
TOPIX	21.72%	5.29%	6.46%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 413,607,966
Holdings Count | Holdings	27
Advisory Fees Paid, Amount	$ 3,059,845
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size	$413,607,966
Number of Holdings	27
Annual Portfolio Turnover	17%
Total Advisory Fee	$3,059,845

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Japan Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Japan Fund
Class Name	Institutional Class
Trading Symbol	HJPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Japan Fund – Institutional Class (the “Fund”) for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 orfundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$118	1.02%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one year period ended October 31, 2024, the Fund outperformed both the Russell/Nomura Total Market™ Index (the Fund’s primary benchmark) and the Tokyo Stock Price Index (TOPIX).

Factors Influencing Performance

Exposure to Financial and Industrial sectors contributed positively, while exposure to the Communication Service sector detracted from the Fund’s performance. Positive contributions were led by Insurance companies such as MS&AD Insurance Group Holdings, Inc., Tokio Marine Holdings, Inc., and Sompo Holdings, Inc. With pressure from the Japanese Financial Services Agency, these insurers have adopted plans for divesting certain strategic equity holdings, which has been positively received by the market. We believe that corporate governance reforms remain the biggest driver of the Japanese stock market.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $250,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2024

	1 Year	5 Year	10 Year
Hennessy Japan Fund	31.59%	4.91%	8.25%
Russell/Nomura Total Market™ Index	21.52%	5.54%	6.52%
TOPIX	21.72%	5.29%	6.46%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 413,607,966
Holdings Count | Holdings	27
Advisory Fees Paid, Amount	$ 3,059,845
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size	$413,607,966
Number of Holdings	27
Annual Portfolio Turnover	17%
Total Advisory Fee	$3,059,845

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Japan Small Cap Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Japan Small Cap Fund
Class Name	Investor Class
Trading Symbol	HJPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Japan Small Cap Fund – Investor Class (the “Fund”) for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 orfundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$162	1.52%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one year period ended October 31, 2024, the Fund underperformed both the Russell/Nomura Small Cap™ Index (the Fund’s primary benchmark) and the Tokyo Stock Price Index (TOPIX).

Factors Influencing Performance

In January through March 2024, the Fund faced performance pressures from the strong broader market rally, which was driven primarily by large-cap companies, whereas the Fund had lower exposure due to its outsized allocation toward small-cap companies relative to the broader market. From March through September 2024, substantial shifts in the external environment, such as fluctuations in the yen and diminished expectations for rising interest rates, further weighed on the Fund’s performance, creating additional headwinds.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2024

	1 Year	5 Year	10 Year
Hennessy Japan Small Cap Fund	13.79%	2.20%	7.16%
Russell/Nomura Small Cap™ Index	16.80%	2.31%	5.70%
TOPIX	21.72%	5.29%	6.46%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 109,181,957
Holdings Count | Holdings	66
Advisory Fees Paid, Amount	$ 902,610
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size	$109,181,957
Number of Holdings	66
Annual Portfolio Turnover	28%
Total Advisory Fee	$902,610

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Japan Small Cap Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Japan Small Cap Fund
Class Name	Institutional Class
Trading Symbol	HJSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Japan Small Cap Fund – Institutional Class (the “Fund”) for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$120	1.12%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one year period ended October 31, 2024, the Fund underperformed both the Russell/Nomura Small Cap™ Index (the Fund’s primary benchmark) and the Tokyo Stock Price Index (TOPIX).

Factors Influencing Performance

In January through March 2024, the Fund faced performance pressures from the strong broader market rally, which was driven primarily by large-cap companies, whereas the Fund had lower exposure due to its outsized allocation toward small-cap companies relative to the broader market. From March through September 2024, substantial shifts in the external environment, such as fluctuations in the yen and diminished expectations for rising interest rates, further weighed on the Fund’s performance, creating additional headwinds.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $250,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2024

	1 Year	5 Year	10 Year
Hennessy Japan Small Cap Fund	14.23%	2.61%	7.53%
Russell/Nomura Small Cap™ Index	16.80%	2.31%	5.70%
TOPIX	21.72%	5.29%	6.46%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 109,181,957
Holdings Count | Holdings	66
Advisory Fees Paid, Amount	$ 902,610
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size	$109,181,957
Number of Holdings	66
Annual Portfolio Turnover	28%
Total Advisory Fee	$902,610

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Large Cap Financial Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Large Cap Financial Fund
Class Name	Investor Class
Trading Symbol	HLFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Large Cap Financial Fund – Investor Class (the “Fund”) for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$236	1.89%

Expenses Paid, Amount	$ 236
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2024, the Fund slightly outperformed the Russell 1000® Index Financials (the Fund’s primary benchmark) and significantly outperformed the Russell 1000® Index.

Factors Influencing Performance

● Holdings in the Diversified Banks and Regional Banks sub-industries contributed the most to performance.● Holdings in the Financial Exchanges & Data sub-industry detracted from performance.● Stocks that contributed the most to performance included Wells Fargo & Company, M&T Bank Corporation, and KeyCorp.● Stocks that detracted the most from performance included Flagstar Financial, Inc. and Coinbase Global, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2024

	1 Year	5 Year	10 Year
Hennessy Large Cap Financial Fund	49.91%	6.77%	7.12%
Russell 1000® Index Financials	49.59%	14.86%	13.17%
Russell 1000® Index	38.07%	15.00%	12.75%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 28,795,722
Holdings Count | Holdings	24
Advisory Fees Paid, Amount	$ 256,284
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size	$28,795,722
Number of Holdings	24
Annual Portfolio Turnover	37%
Total Advisory Fee	$256,284

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Large Cap Financial Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Large Cap Financial Fund
Class Name	Institutional Class
Trading Symbol	HILFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Large Cap Financial Fund – Institutional Class (the “Fund”) for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$197	1.57%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2024, the Fund slightly outperformed the Russell 1000® Index Financials (the Fund’s primary benchmark) and significantly outperformed the Russell 1000® Index.

Factors Influencing Performance

● Holdings in the Diversified Banks and Regional Banks sub-industries contributed the most to performance.● Holdings in the Financial Exchanges & Data sub-industry detracted from performance.● Stocks that contributed the most to performance included Wells Fargo & Company, M&T Bank Corporation, and KeyCorp.● Stocks that detracted the most from performance included Flagstar Financial, Inc. and Coinbase Global, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $250,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2024

	1 Year	5 Year	10 Year
Hennessy Large Cap Financial Fund	50.45%	7.12%	7.48%
Russell 1000® Index Financials	49.59%	14.86%	13.17%
Russell 1000® Index	38.07%	15.00%	12.75%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 28,795,722
Holdings Count | Holdings	24
Advisory Fees Paid, Amount	$ 256,284
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size	$28,795,722
Number of Holdings	24
Annual Portfolio Turnover	37%
Total Advisory Fee	$256,284

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Small Cap Financial Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Small Cap Financial Fund
Class Name	Investor Class
Trading Symbol	HSFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Small Cap Financial Fund – Investor Class (the “Fund”) for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$197	1.62%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2024, the Fund underperformed the Russell 2000® Index Financials (the Fund’s primary benchmark) and outperformed the Russell 2000® Index.

Factors Influencing Performance

● Holdings in the Regional Banks sub-industry contributed the most to performance.● Stocks that contributed the most to performance included BankUnited, Inc., HomeTrust Bancshares, Inc., and Associated Banc-Corp.● Stocks that detracted the most from performance included California BanCorp and Flagstar Financial, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2024

	1 Year	5 Year	10 Year
Hennessy Small Cap Financial Fund	43.17%	9.22%	8.50%
Russell 2000® Index Financials	45.38%	7.31%	8.05%
Russell 2000® Index	34.07%	8.50%	7.94%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 87,201,263
Holdings Count | Holdings	34
Advisory Fees Paid, Amount	$ 658,265
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size	$87,201,263
Number of Holdings	34
Annual Portfolio Turnover	54%
Total Advisory Fee	$658,265

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Small Cap Financial Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Small Cap Financial Fund
Class Name	Institutional Class
Trading Symbol	HISFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Small Cap Financial Fund – Institutional Class (the “Fund”) for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$156	1.28%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2024, the Fund underperformed the Russell 2000® Index Financials (the Fund’s primary benchmark) and outperformed the Russell 2000® Index.

Factors Influencing Performance

● Holdings in the Regional Banks sub-industry contributed the most to performance.● Stocks that contributed the most to performance included BankUnited, Inc., HomeTrust Bancshares, Inc., and Associated Banc-Corp.● Stocks that detracted the most from performance included California BanCorp and Flagstar Financial, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $250,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2024

	1 Year	5 Year	10 Year
Hennessy Small Cap Financial Fund	43.64%	9.61%	8.89%
Russell 2000® Index Financials	45.38%	7.31%	8.05%
Russell 2000® Index	34.07%	8.50%	7.94%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 87,201,263
Holdings Count | Holdings	34
Advisory Fees Paid, Amount	$ 658,265
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size	$87,201,263
Number of Holdings	34
Annual Portfolio Turnover	54%
Total Advisory Fee	$658,265

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Technology Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Technology Fund
Class Name	Investor Class
Trading Symbol	HTECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Technology Fund – Investor Class (the “Fund”) for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 orfundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$142	1.23%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2024, the Fund underperformed both the Nasdaq Composite Index (the Fund’s primary benchmark) and the S&P 500® Index.

Factors Influencing Performance

● Holdings in the Semiconductors, Systems Software, and Application Software industries contributed the most to performance.● Holdings in the Electronic Components industry detracted the most from performance.● Stocks that contributed the most to performance included NVIDIA Corp., Cellebrite DI Ltd., and Commvault Systems, Inc.● Stocks that detracted the most from performance included Super Micro Computer, Inc., Qualys, Inc., and Viasat, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2024

	1 Year	5 Year	10 Year
Hennessy Technology Fund	31.52%	12.36%	11.13%
Nasdaq Composite Index	41.87%	17.83%	15.72%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,893,487
Holdings Count | Holdings	60
Advisory Fees Paid, Amount	$ 57,066
Investment Company, Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size	$7,893,487
Number of Holdings	60
Annual Portfolio Turnover	84%
Total Advisory Fee	$57,066

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Technology Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Technology Fund
Class Name	Institutional Class
Trading Symbol	HTCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Technology Fund – Institutional Class (the “Fund”) for the period of November1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 orfundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$114	0.98%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2024, the Fund underperformed both the Nasdaq Composite Index (the Fund’s primary benchmark) and the S&P 500® Index.

Factors Influencing Performance

● Holdings in the Semiconductors, Systems Software, and Application Software industries contributed the most to performance.● Holdings in the Electronic Components industry detracted the most from performance.● Stocks that contributed the most to performance included NVIDIA Corp., Cellebrite DI Ltd., and Commvault Systems, Inc.● Stocks that detracted the most from performance included Super Micro Computer, Inc., Qualys, Inc., and Viasat, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $250,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

for Periods Ended October 31, 2024

	1 Year	5 Year	10 Year
Hennessy Technology Fund	31.84%	12.63%	11.44%
Nasdaq Composite Index	41.87%	17.83%	15.72%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,893,487
Holdings Count | Holdings	60
Advisory Fees Paid, Amount	$ 57,066
Investment Company, Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size	$7,893,487
Number of Holdings	60
Annual Portfolio Turnover	84%
Total Advisory Fee	$57,066

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Stance ESG ETF
Shareholder Report [Line Items]
Fund Name	Hennessy Stance ESG ETF
Class Name	Hennessy Stance ESG ETF
Trading Symbol	STNC
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hennessy Stance ESG ETF (the “Fund”) for the period of November 1, 2023, to October31,2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyetfs.com/etfs/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 orfundsinfo@hennessyfunds.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyetfs.com/etfs/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hennessy Stance ESG ETF	$97	0.85%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the one-year period ended October 31, 2024, the Fund underperformed the S&P 500® Index.

Factors Influencing Performance

The largest driver of the Fund’s underperformance relative to the S&P 500® Index was the Fund having less exposure to mega-cap names that have been large contributors to benchmark performance. The Fund has a targeted maximum position size in a single security of 3.5%, whereas the “Magnificent Seven”stocks (Microsoft, Tesla, Facebook (Meta), Apple, Amazon, NVIDIA, and Google (Alphabet)) comprised more than 31% of the S&P 500® Index by weight as of October 31, 2024.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]	How did the Fund perform over the last 10 years? Change in Value of $10,000 Investment
Average Annual Return [Table Text Block]	Average Annual Total Returns for Periods Ended October 31, 2024
	1 Year	SinceInception (3/15/21)
Hennessy Stance ESG ETF - NAV	28.18%	6.17%
S&P 500® Index	38.02%	12.20%

Performance Inception Date	Mar. 15, 2021
No Deduction of Taxes [Text Block]	Fund performance in the graph and table assumes the reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 99,824,552
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 905,589
Investment Company, Portfolio Turnover	291.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October31,2024)

Fund Size	$99,824,552
Number of Holdings	36
Annual Portfolio Turnover	291%
Total Advisory Fee	$905,589

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025, at https://www.hennessyetfs.com/etfs/regulatory-documents or upon request at fundsinfo@hennessyfunds.com or by calling 1-800-966-4354.

On October 24, 2023, and January 31, 2024, respectively, the Fund acquired the net assets of CCM Small/Mid-Cap Impact Value Fund and CCM Core Impact Equity Fund (together, the “CCM Funds”) in the amounts of $12,436,393 and $49,220,453 and issued 490,155 and 2,015,987 shares of the Fund to prior shareholders of the CCM Funds in a non-taxable reorganization. The CCM Funds and the Fund have substantially similar investment objectives.

Effective as of April 22, 2024, Austin Wen, CFA, replaced Ryan Dofflemeyer as a Portfolio Manager of the Fund.

Effective as of December 18, 2024, the exchange on which shares of the Fund trade changed from NYSE Arca, Inc. to The Nasdaq Stock Market LLC.

Material Fund Change Adviser [Text Block]	Effective as of April 22, 2024, Austin Wen, CFA, replaced Ryan Dofflemeyer as a Portfolio Manager of the Fund.

[1]	Due to the timing of the Fund's annual rebalance, the Fund held more than 30 securities at year end.
[2]	Due to the timing of the Fund's annual rebalance, the Fund held more than 30 securities at year end.